Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs Details
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2012	$773	$166	$88	$1,027	$(698)	$329
Additions	221	11	—	232	—	232
Amortization:
Periodic amortization	(140)	(29)	(11)	(180)	—	(180)
Annuity unlocking	4	(1)	—	3	—	3
Included in realized gains	2	—	—	2	—	2
Change in unrealized	—	—	—	—	362	362
Balance at December 31, 2013	860	147	77	1,084	(336)	748

Additions	198	8	—	206	—	206
Amortization:
Periodic amortization	(128)	(26)	(11)	(165)	—	(165)
Annuity unlocking	(22)	(1)	—	(23)	—	(23)
Included in realized gains	2	1	—	3	—	3
Change in unrealized	—	—	—	—	(189)	(189)
Balance at December 31, 2014	910	129	66	1,105	(525)	580

Additions	224	11	—	235	—	235
Amortization:
Periodic amortization	(159)	(26)	(11)	(196)	—	(196)
Annuity unlocking	31	4	—	35	—	35
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	291	291
Balance at December 31, 2015	$1,014	$119	$55	$1,188	$(234)	$954

(*)
In addition to adjustments to DPAC related to unrealized gains on securities (as described in Note D — “Balance Sheet Impact of Net Unrealized Gains on Securities”), unrealized also includes adjustments to DPAC related to unrealized gains on cash flow hedges of $1 million at December 31, 2015.